SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Australia - 4.8%
Alumina Ltd.	598,915	$749,132
Aurizon Holdings Ltd.	481,401	1,499,152
Bendigo & Adelaide Bank Ltd.(a)	125,234	742,043
Boral Ltd.	294,814	859,168
CIMIC Group Ltd.	23,592	362,629
Coca-Cola Amatil Ltd.	123,763	916,858
Crown Resorts Ltd.	90,502	592,848
Fortescue Metals Group Ltd.(a)	337,628	2,194,272
Harvey Norman Holdings Ltd.(a)	131,713	315,060
Insurance Australia Group Ltd.	560,311	2,304,842
Medibank Pvt Ltd.	675,046	1,231,718
Wesfarmers Ltd.	276,232	7,239,790
(Cost $21,720,153)		19,007,512
Austria - 0.3%
ANDRITZ AG	18,396	645,010
voestalpine AG	29,503	641,022
(Cost $1,566,598)		1,286,032
Belgium - 0.2%
Proximus SADP (Cost $1,078,964)	37,373	917,931
Finland - 3.6%
Elisa OYJ	34,472	1,966,748
Fortum OYJ	107,621	2,279,211
Nokian Renkaat OYJ	31,333	811,570
Orion OYJ, Class B	26,407	1,042,794
Sampo OYJ, Class A	108,379	4,390,525
UPM-Kymmene OYJ	130,351	3,970,495
(Cost $15,490,174)		14,461,343
France - 14.5%
Amundi SA, 144A	14,542	1,032,697
AXA SA	472,085	10,866,464
Bouygues SA	54,895	2,139,424
CNP Assurances	41,155	639,675
Eutelsat Communications SA	41,245	554,540
Publicis Groupe SA	53,580	2,058,747
Sanofi	240,406	22,163,734
SCOR SE	38,464	1,373,151
TOTAL SA	399,930	16,860,457
(Cost $63,794,312)		57,688,889
Germany - 10.4%
Allianz SE	88,786	18,998,260
BASF SE	224,004	13,060,719
Bayerische Motoren Werke AG	80,908	5,237,310
Covestro AG, 144A	41,974	1,590,208
Evonik Industries AG	51,080	1,257,399
HOCHTIEF AG	6,015	587,709
TUI AG	106,831	818,732
(Cost $50,841,762)		41,550,337
Hong Kong - 6.5%
BOC Hong Kong Holdings Ltd.	903,550	3,101,476
CK Infrastructure Holdings Ltd.	160,186	1,091,469
Hang Lung Properties Ltd.	493,172	1,077,086
Hang Seng Bank Ltd.	186,298	3,884,670
Henderson Land Development Co. Ltd.	354,887	1,628,016
HKT Trust & HKT Ltd.(b)	926,770	1,386,638
Kerry Properties Ltd.	158,538	450,609
New World Development Co. Ltd.	1,501,747	1,930,888
NWS Holdings Ltd.	380,156	464,887
Power Assets Holdings Ltd.	338,919	2,413,690
Sino Land Co. Ltd.	746,660	1,015,597
Sun Hung Kai Properties Ltd.	388,500	5,523,614
Wharf Real Estate Investment Co. Ltd.	293,671	1,332,119
Yue Yuen Industrial Holdings Ltd.	177,316	427,303
(Cost $28,234,355)		25,728,062
Italy - 2.4%
Assicurazioni Generali SpA	268,734	4,799,804
Snam SpA	496,104	2,436,452
Terna Rete Elettrica Nazionale SpA	343,530	2,260,330
(Cost $9,141,822)		9,496,586
Japan - 10.4%
Canon, Inc.	245,734	6,227,357
Daito Trust Construction Co. Ltd.	17,500	1,780,582
Japan Tobacco, Inc.	293,300	5,829,835
Komatsu Ltd.	225,500	4,562,683
Mitsubishi Chemical Holdings Corp.	313,100	2,108,233
Mitsubishi Gas Chemical Co., Inc.	38,500	583,934
Nissan Motor Co. Ltd.	571,600	2,456,717
NTT DOCOMO, Inc.	325,900	8,845,059
Sekisui House Ltd.	151,324	2,969,943
Subaru Corp.	149,900	3,640,319
Sumitomo Chemical Co. Ltd.	362,500	1,320,748
Yamaha Motor Co. Ltd.	69,400	1,111,790
(Cost $46,912,299)		41,437,200
Macau - 0.7%
Sands China Ltd. (Cost $3,073,303)	596,617	2,775,212
Netherlands - 0.4%
Randstad NV (Cost $1,479,641)	29,179	1,497,134
New Zealand - 0.3%
Spark New Zealand Ltd. (Cost $1,196,863)	448,692	1,262,096
Norway - 1.5%
Gjensidige Forsikring ASA	49,917	996,042
Mowi ASA(a)	106,848	2,233,004
Telenor ASA	175,529	2,786,248
(Cost $6,913,610)		6,015,294
Portugal - 1.1%
EDP - Energias de Portugal SA	626,309	2,903,230
Galp Energia SGPS SA	121,450	1,650,242
(Cost $4,464,475)		4,553,472

Singapore - 3.6%
ComfortDelGro Corp. Ltd.	531,700	742,864
Oversea-Chinese Banking Corp. Ltd.	807,500	6,132,765
Singapore Exchange Ltd.	199,050	1,210,815
Singapore Technologies Engineering Ltd.	381,790	1,140,692
Singapore Telecommunications Ltd.	1,993,698	4,285,372
Venture Corp. Ltd.	67,200	792,033
(Cost $15,081,849)		14,304,541
Spain - 7.0%
ACS Actividades de Construccion y Servicios SA	63,491	1,872,565
Aena SME SA, 144A	16,378	2,608,611
Enagas SA	60,090	1,544,537
Endesa SA	77,027	1,965,498
Iberdrola SA	1,504,149	17,051,043
Mapfre SA	279,090	620,797
Red Electrica Corp. SA	104,647	1,993,799
(Cost $24,739,983)		27,656,850
Switzerland - 5.4%
Kuehne + Nagel International AG	13,096	1,901,589
Swiss Prime Site AG	18,428	2,208,428
Swisscom AG	6,306	3,346,001
Zurich Insurance Group AG	36,557	14,007,946
(Cost $18,905,125)		21,463,964
United Kingdom - 25.8%
Admiral Group PLC	47,349	1,277,315
Anglo American PLC	251,970	5,766,755
Aviva PLC	957,710	4,291,279
BAE Systems PLC	783,428	6,088,095
Barratt Developments PLC	248,960	2,407,872
BT Group PLC	2,048,142	3,704,911
Direct Line Insurance Group PLC	342,668	1,343,708
easyJet PLC	39,803	559,499
G4S PLC	372,736	814,838
GlaxoSmithKline PLC	987,131	19,697,204
ITV PLC	886,644	1,319,942
Kingfisher PLC	512,797	1,240,235
Legal & General Group PLC	1,451,849	4,821,564
Micro Focus International PLC	82,674	782,176
Mondi PLC	117,643	2,347,147
National Grid PLC	850,365	10,674,897
Persimmon PLC	77,943	2,826,413
Rio Tinto Ltd.	90,749	5,106,205
Rio Tinto PLC	275,459	12,694,531
Schroders PLC	30,905	1,126,616
Severn Trent PLC	59,157	1,862,585
SSE PLC	252,627	4,933,787
Standard Life Aberdeen PLC	574,614	2,028,651
Taylor Wimpey PLC	801,298	2,069,514
WPP PLC	307,488	2,956,657
(Cost $110,159,137)		102,742,396
United States(c) - 0.3%
Carnival PLC (Cost $1,634,449)	38,797	1,206,675
TOTAL COMMON STOCKS
(Cost $426,428,874)		395,051,526
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG
(Cost $985,696)	13,685	699,302
RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios SA*, expires 3/6/20
(Cost $30,348)	62,450	27,323
SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(d)(e)
(Cost $3,068,106)	3,068,106	3,068,106
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series "Institutional Shares", 1.54%(d)
(Cost $225,777)	225,777	225,777
TOTAL INVESTMENTS - 100.3%
(Cost $430,738,801)		$399,072,034
Other assets and liabilities, net - (0.3%)		(1,092,593)
NET ASSETS - 100.0%		$397,979,441

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(d)(e)
9,051,557	—	(5,983,451	)(f)	—	—	26,167	—	3,068,106	3,068,106
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 1.54%(d)
–	18,210,659	(17,984,882)		—	—	5,743	—	225,777	225,777
9,051,557	18,210,659	(23,968,333)		—	—	31,910	—	3,293,883	3,293,883

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $4,406,801, which is 1.1% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI EAFE High Dividend Yield Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,704,898.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$91,222,826	23.1%
Materials	54,249,966	13.7
Utilities	53,410,529	13.5
Health Care	42,903,731	10.8
Consumer Discretionary	38,846,606	9.8
Communication Services	35,390,890	8.9
Industrials	27,514,702	6.9
Energy	18,510,699	4.7
Real Estate	16,946,939	4.3
Consumer Staples	8,979,697	2.3
Information Technology	7,801,566	2.0
Total	$395,778,151	100.0%

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
EURO STOXX 50 Futures	EUR	19	$782,462	$691,650	3/20/2020	$(90,812)
MSCI EAFE Futures	USD	16	1,600,575	1,452,800	3/20/2020	(147,775)
Total unrealized depreciation						$(238,587)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$395,051,526	$—	$—	$395,051,526
Preferred Stocks	699,302	—	—	699,302
Rights	27,323	—	—	27,323
Short-Term Investments(h)	3,293,883	—	—	3,293,883
TOTAL	$399,072,034	$—	$—	$399,072,034

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(238,587)	$—	$—	$(238,587)
TOTAL	$(238,587)	$—	$—	$(238,587)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.